United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
             Quarterly Schedule of Portfolio Holdings of Registered
                        Management Investment Companies




                                    811-8519

                      (Investment Company Act File Number)


                              Federated Core Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 12/31/04


                 Date of Reporting Period: Quarter ended 9/30/04


Item 1.     Schedule of Investments



Federated Mortgage Core Portfolio
Portfolio of Investments
September 30, 2004 (unaudited)


   Principal
   Amount                                                                          Value


                        Mortgage-Backed Securities--99.7%
                        federal Home Loan Mortgage Corporation--39.7%
$  58,860,676           4.500%, 8/1/2018 - 4/1/2034                         $      58,564,258
   86,328,205    1      5.000%, 7/1/2019 - 10/1/2034                               85,858,417
   94,091,763           5.500%, 4/1/2014 - 6/1/2034                                95,637,420
   19,549,396           6.000%, 5/1/2014 - 2/1/2034                                20,337,094
   34,041,055           6.500%, 7/1/2014 - 9/1/2033                                35,776,214
   3,750,428            7.000%, 12/1/2011 - 4/1/2032                               3,976,835
   2,313,815            7.500%, 12/1/2022 - 7/1/2031                               2,484,780
   1,964,604            8.000%, 5/1/2006 - 3/1/2031                                2,120,610
   50,189               8.500%, 9/1/2025                                           54,869
   89,458               9.000%, 5/1/2017                                           98,889
   6,182                9.500%, 4/1/2021                                           6,928
                        Total                                                      304,916,314
                        Federal National Mortgage Association -48.6%
   16,965,219           4.500%, 9/1/2010 - 12/1/2018                               17,006,189
   97,304,622           5.000%, 4/1/2018 - 5/1/2034                                98,112,549
   100,831,719          5.500%, 2/1/2009 - 4/1/2034                                103,007,256
   92,851,831           6.000%, 7/1/2006 - 7/1/2034                                96,356,609
   33,180,554           6.500%, 5/1/2006 - 11/1/2032                               34,884,022
   17,800,248           7.000%, 2/1/2008 - 8/1/2032                                18,881,562
   3,845,952            7.500%, 6/1/2011 - 6/1/2033                                4,115,050
   991,131              8.000%, 7/1/2023 - 3/1/2031                                1,076,150
   4,317                8.500%, 3/1/2030                                           4,700
   63,033               9.000%, 11/1/2021 - 6/1/2025                               69,449
                        Total                                                      373,513,536
                        Government National Mortgage Association
                        -11.4%
   18,790,752           5.000%, 12/20/2032 - 6/20/2034                             18,699,541
   26,894,641           5.500%, 4/15/2033 - 5/15/2034                              27,382,210
   15,157,093           6.000%, 10/15/2028 - 1/15/2033                             15,744,114
   12,019,781           6.500%, 10/15/2028 - 8/15/2032                             12,691,386
   5,426,622            7.000%, 11/15/2027 - 2/15/2032                             5,785,486
   3,107,133            7.500%, 6/20/2007 - 1/15/2031                              3,347,637
   2,188,311            8.000%, 2/15/2010 - 11/15/2030                             2,382,541
   881,073              8.500%, 3/15/2022 - 11/15/2030                             964,684
   36,380               9.000%, 10/15/2016 - 6/15/2025                             40,328
   7,271                9.500%, 10/15/2020                                         8,221
   582,689              12.000%, 4/15/2015 - 6/15/2015                             670,157
                        Total                                                      87,716,305
                        Total Mortgage-Backed Securities (identified
                        cost $753,582,470)                                         766,146,155
                        Repurchase Agreements--4.3%
   10,000,000   2,3     Interest in $96,500,000 joint repurchase
                        agreement with Goldman Sachs & Co., 1.730%,
                        dated 9/15/2004, to be repurchased at
                        $10,013,936 on 10/14/2004, collateralized by
                        U.S Government Agency Obligations with
                        various maturities to 4/1/2043, collateral
                        market value $99,471,424 (At Amortized Cost)               10,000,000
   23,336,000           Interest in $1,800,000,000 joint repurchase
                        agreement with Wachovia Securities, Inc.,
                        1.910%, dated 9/30/2004, to be repurchased
                        at $23,337,238 on 10/1/2004, collateralized
                        by U.S Government Agency Obligations with
                        various maturities to 3/1/2034, collateral
                        market value $1,836,004,918 (At Amortized
                        Cost)                                                      23,336,000
                        Total Repurchase Agreements                                33,336,000
                        Total Investments -104.0%
                        (identified cost $786,918,470)4                            799,482,155
                        other assets and liabilities--net--(4.0)%                  (30,977,121)
                        total net assets--100%                               $     768,505,034


1    All  or  a  portion  of  these   securities  are  subject  to  dollar  roll
     transactions. Information regarding dollar roll transactions for the Fund for the quarter ended September 30, 2004, was as follows:

       Maximum amount outstanding during the period          $18,878,558
       Average amount outstanding during the period1         $11,208,950
       Average shares outstanding during the period          768,665,143
       Average debt per shares outstanding during the period 1.34


     1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the quarter ended September 30, 2004.

2 Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

3    Security held as collateral for dollar roll transactions.

4 The cost of investments for federal tax purposes amounts to $786,918,470. The net unrealized appreciation of investments for federal tax purposes was $12,563,685. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $13,988,827 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,425,142.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.






High Yield Bond Portfolio
Portfolio of Investments
September 30, 2004 (unaudited)



   Principal
   Amount or
   Shares                                                                         Value


                           Corporate Bonds--96.6%
                           Aerospace / Defense--1.5%
$  2,800,000               Alliant Techsystems, Inc., Sr. Sub. Note,
                           8.50%, 5/15/2011                                 $     3,066,000
   1,550,000      1,2      Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011             1,670,125
   500,000         3       Condor Systems, Inc., Sr. Sub. Note, Series
                           B, 11.875%, 5/1/2009                                   28,000
   625,000                 Hexcel Corp., Sr. Secd. Note, 9.875%,
                           10/1/2008                                              703,125
   4,350,000               Hexcel Corp., Sr. Sub. Note, Series B, 9.75%,
                           1/15/2009                                              4,589,250
   1,125,000               L-3 Communications Corp., Sr. Sub. Note,
                           6.125%, 1/15/2014                                      1,130,625
   3,400,000               L-3 Communications Corp., Sr. Sub. Note,
                           6.125%, 7/15/2013                                      3,459,500
   2,175,000               TransDigm, Inc., Sr. Sub. Note, 8.375%,
                           7/15/2011                                              2,338,125
                           Total                                                  16,984,750
                           Automotive--3.0%
   1,600,000               Accuride Corp., Sr. Sub. Note, Series B,
                           9.25%, 2/1/2008                                        1,644,000
   4,400,000               Advanced Accessory Systems LLC, Sr. Note,
                           10.75%, 6/15/2011                                      4,158,000
   4,475,000               General Motors Corp., Note, 7.125%, 7/15/2013          4,688,189
   4,450,000               General Motors Corp., Note, 8.375%, 7/15/2033          4,746,014
   2,775,000      1,2      Stanadyne Corp., Sr. Sub. Note, 10.00%,
                           8/15/2014                                              2,899,875
   3,975,000               Stoneridge, Inc., Company Guarantee, 11.50%,
                           5/1/2012                                               4,521,562
   4,741,000               TRW Automotive, Inc., Sr. Sub. Note, 11.00%,
                           2/15/2013                                              5,665,495
   3,125,000      1,2      Transportation Technologies Industries, Inc.,
                           Sr. Sub. Note, 12.50%, 3/31/2010                       3,222,656
   2,725,000               United Components, Inc., Sr. Sub. Note,
                           9.375%, 6/15/2013                                      2,949,813
                           Total                                                  34,495,604
                           Building Materials--2.8%
   4,325,000     1,2,4     AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%,
                           3/1/2014                                               3,168,062
   1,950,000               Associated Materials, Inc., Company
                           Guarantee, 9.75%, 4/15/2012                            2,247,375
   2,425,000               Collins & Aikman Floorcoverings, Inc.,
                           Company Guarantee, 9.75%, 2/15/2010                    2,582,625
   3,400,000               ERICO International Corp., Sr. Sub. Note,
                           8.875%, 3/1/2012                                       3,536,000
   4,475,000               Euramax International PLC, Sr. Sub. Note,
                           8.50%, 8/15/2011                                       4,788,250
   1,600,000               Legrand SA, Sr. Note, 10.50%, 2/15/2013                1,880,000
   2,125,000      1,2      Norcraft Cos. LLC, Sr. Sub. Note, 9.00%,
                           11/1/2011                                              2,326,875
   6,250,000     1,2,4     Norcraft Holdings LP, Sr. Disc. Note,
                           0/9.75%, 9/1/2012                                      4,562,500
   1,550,000      1,2      Nortek Holdings, Inc., Sr. Sub. Note, 8.50%,
                           9/1/2014                                               1,631,375
   2,900,000      1,2      Ply Gem Industries, Inc., Sr. Sub. Note,
                           9.00%, 2/15/2012                                       2,907,250
   2,250,000               U.S. Concrete, Inc., Sr. Sub. Note, 8.375%,
                           4/1/2014                                               2,362,500
                           Total                                                  31,992,812
                           Chemicals--5.8%
   4,675,000      1,2      BCP Caylux Holding LUX SCA, Sr. Sub. Note,
                           9.625%, 6/15/2014                                      5,072,375
   3,150,000      1,2      Borden U.S. Finance Corp., Sr. Secd. Note,
                           9.00%, 7/15/2014                                       3,323,250
   2,425,000               Compass Minerals Group, Inc., Sr. Sub. Note,
                           10.00%, 8/15/2011                                      2,728,125
   4,575,000       4       Compass Minerals International, Inc., Sr.
                           Disc. Note, 0/12.00%, 6/1/2013                         3,637,125
   2,500,000       4       Compass Minerals International, Inc., Sr.
                           Disc. Note, 0/12.75%, 12/15/2012                       2,112,500
   6,975,000     1,2,4     Crystal US Holdings, Sr. Disc. Note,
                           0/10.50%, 10/1/2014                                    4,202,437
   3,850,000               Equistar Chemicals LP, Sr. Note, 10.125%,
                           9/1/2008                                               4,360,125
   2,100,000               FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009           2,462,250
   1,275,000      1,2      Huntsman Advanced Materials, Inc., Sr. Secd.
                           Note, 11.00%, 7/15/2010                                1,485,375
   5,875,000               Huntsman ICI Chemicals LLC, Sr. Sub. Note,
                           10.125%, 7/1/2009                                      6,198,125
   3,225,000      1,2      Invista, Unit, 9.25%, 5/1/2012                         3,466,875
   2,625,000               Koppers, Inc., Sr. Secd. Note, 9.875%,
                           10/15/2013                                             2,913,750
   2,300,000               Lyondell Chemical Co., Sr. Secd. Note, 9.50%,
                           12/15/2008                                             2,521,375
   2,790,000               Lyondell Chemical Co., Sr. Secd. Note,
                           9.875%, 5/1/2007                                       2,960,887
   5,675,000               Lyondell Chemical Co., Sr. Sub. Note,
                           10.875%, 5/1/2009                                      6,043,875
   2,500,000     1,2,4     Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014           1,787,500
   950,000                 Nalco Co., Sr. Note, 7.75%, 11/15/2011                 1,011,750
   2,250,000               Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013           2,430,000
   625,000                 Rhodia SA, Sr. Note, 7.625%, 6/1/2010                  585,937
   3,250,000               Rhodia SA, Sr. Sub. Note, 8.875%, 6/1/2011             2,843,750
   725,000                 Union Carbide Corp., Deb., 6.79%, 6/1/2025             735,875
   925,000                 Union Carbide Corp., Deb., 7.50%, 6/1/2025             888,000
   350,000                 Union Carbide Corp., Sr. Deb., 7.875%,
                           4/1/2023                                               343,000
   3,250,000               Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022         3,274,375
                           Total                                                  67,388,636
                           Construction Machinery--1.7%
   3,750,000               AGCO Corp., Sr. Note, 9.50%, 5/1/2008                  4,068,750
   5,250,000      1,2      Case New Holland, Sr. Note, 9.25%, 8/1/2011            5,906,250
   1,775,000       3       Clark Material Handling Corp., Sr. Note,
                           10.75%, 11/15/2006                                     0
   525,000                 Columbus McKinnon Corp., Sr. Secd. Note,
                           10.00%, 8/1/2010                                       580,125
   4,250,000               Columbus McKinnon Corp., Sr. Sub. Note,
                           8.50%, 4/1/2008                                        4,165,000
   3,350,000               NationsRent Cos., Inc., Sr. Secd. Note,
                           9.50%, 10/15/2010                                      3,651,500
   1,950,000               United Rentals, Inc., Sr. Note, 6.50%,
                           2/15/2012                                              1,886,625
                           Total                                                  20,258,250
                           Consumer Products--4.7%
   4,725,000               Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012         5,244,750
   1,025,000      1,2      American Achievement Corp., Sr. Sub. Note,
                           8.25%, 4/1/2012                                        1,081,375
   3,425,000      1,2      Ames True Temper, Inc., Sr. Sub. Note,
                           10.00%, 7/15/2012                                      3,514,906
   2,600,000               Armkel Finance, Inc., Sr. Sub. Note, 9.50%,
                           8/15/2009                                              2,847,000
   2,075,000               Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014          2,121,687
   325,000         3       Diamond Brands Operating Corp., Sr. Sub.
                           Note, 10.125%, 4/15/2008                               0
   925,000         3       Diamond Brands, Inc., Sr. Disc. Deb.,
                           12.875%, 4/15/2009                                     0
   2,550,000               ICON Health & Fitness, Inc., Company
                           Guarantee, 11.25%, 4/1/2012                            2,741,250
   5,600,000       4       Jostens Holding Corp., Discount Bond,
                           0/10.25%, 12/1/2013                                    3,878,000
   4,250,000      1,2      Jostens IH Corp., 7.625%, 10/1/2012                    4,292,500
   3,425,000               Jostens, Inc., Sr. Sub. Note, 12.75%, 5/1/2010         3,850,693
   500,000        1,2      K2, Inc., Sr. Note, 7.375%, 7/1/2014                   532,500
   2,525,000      1,2      Leiner Health Products, Unsecd. Note, 11.00%,
                           6/1/2012                                               2,695,437
   4,250,000               Playtex Products, Inc., Company Guarantee,
                           9.375%, 6/1/2011                                       4,377,500
   3,225,000               Sealy Mattress Co., Sr. Sub. Note, 8.25%,
                           6/15/2014                                              3,273,375
   1,750,000      1,2      Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014          1,828,750
   2,405,000               Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010         2,747,713
   2,425,000               True Temper Sports, Inc., Sr. Sub. Note,
                           8.375%, 9/15/2011                                      2,267,375
   4,750,000               United Industries Corp., Sr. Sub. Note,
                           Series D, 9.875%, 4/1/2009                             4,987,500
   2,200,000               WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011            2,392,500
                           Total                                                  54,674,811
                           Diversified--0.4%
   4,900,000      1,2      Dow Jones Credit Derivative Index High Yield,
                           Pass Thru Cert., Series 3-2, 6.375%,
                           12/29/2009                                             5,004,125
                           Diversified Manufacturing--0.2%
   2,500,000      1,2      Polypore, Inc., Sr. Sub. Note, 8.75%,
                           5/15/2012                                              2,606,250
                                                                         -----------------------
                                                                         -----------------------
                           Energy--1.7%
   3,225,000               CITGO Petroleum Corp., Sr. Note, 11.375%,
                           2/1/2011                                               3,813,563
   3,350,000               Compton Petroleum Corp., Sr. Note, 9.90%,
                           5/15/2009                                              3,735,250
   1,500,000               Continental Resources, Inc., Sr. Sub. Note,
                           10.25%, 8/1/2008                                       1,560,000
   925,000                 Lone Star Technologies, Inc., Company
                           Guarantee, Series B, 9.00%, 6/1/2011                   994,375
   1,056,000               Magnum Hunter Resources, Inc., Sr. Note,
                           9.60%, 3/15/2012                                       1,198,560
   2,450,000               Petroleum Helicopters, Inc., Company
                           Guarantee, Series B, 9.375%, 5/1/2009                  2,646,000
   1,150,000               Range Resources Corp., Sr. Sub. Note, 7.375%,
                           7/15/2013                                              1,213,250
   3,775,000               Swift Energy Co., Sr. Sub. Note, 9.375%,
                           5/1/2012                                               4,246,875
                           Total                                                  19,407,873
                           Entertainment--2.6%
   2,500,000      1,2      AMC Entertainment, Inc., Sr. Sub. Note,
                           8.00%, 3/1/2014                                        2,362,500
   3,075,000               AMC Entertainment, Inc., Sr. Sub. Note,
                           9.875%, 2/1/2012                                       3,198,000
   1,875,000               Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013           2,104,687
   6,650,000       4       Cinemark, Inc., Sr. Disc. Note, 0/9.75%,
                           3/15/2014                                              4,605,125
   3,950,000               Intrawest Corp., Company Guarantee, 10.50%,
                           2/1/2010                                               4,285,750
   2,575,000      1,2      Intrawest Corp., Sr. Note, 7.50%, 10/15/2013           2,681,219
   3,950,000      1,2      Loews Cineplex Entertainment Corp., Sr. Sub.
                           Note, 9.00%, 8/1/2014                                  4,098,125
   6,100,000               Universal City Development Partners Ltd., Sr.
                           Note, 11.75%, 4/1/2010                                 7,137,000
                           Total                                                  30,472,406
                           Environmental--1.8%
   2,875,000               Allied Waste North America, Inc., Company
                           Guarantee, Series B, 8.50%, 12/1/2008                  3,133,750
   3,800,000               Allied Waste North America, Inc., Company
                           Guarantee, Series B, 9.25%, 9/1/2012                   4,246,500
   6,400,000               Allied Waste North America, Inc., Sr. Secd.
                           Note, 6.125%, 2/15/2014                                6,000,000
   1,500,000               Browning-Ferris Industries, Inc., Deb.,
                           9.25%, 5/1/2021                                        1,620,000
   2,850,000      1,2      Clean Harbors, Inc., Sr. Secd. Note, 11.25%,
                           7/15/2012                                              3,021,000
   2,475,000               Synagro Technologies, Inc., Sr. Sub. Note,
                           9.50%, 4/1/2009                                        2,660,625
                           Total                                                  20,681,875
                           Financial Institutions--0.4%
   2,675,000               Dollar Financial Group, Inc., Company
                           Guarantee, 9.75%, 11/15/2011                           2,848,875
   1,275,000      1,2      Standard Aero Holdings, Inc., Sr. Sub. Note,
                           8.25%, 9/1/2014                                        1,326,000
                                                                         -----------------------
                                                                         -----------------------
                           Total                                                  4,174,875
                           Food & Beverage--5.9%
   1,144,000               Agrilink Foods, Inc., Company Guarantee,
                           11.875%, 11/1/2008                                     1,201,200
   4,225,000               American Seafoods Group LLC, Company
                           Guarantee, 10.125%, 4/15/2010                          4,520,750
   2,125,000               B&G Foods, Inc., Company Guarantee, Series D,
                           9.625%, 8/1/2007                                       2,180,250
   2,300,000               Constellation Brands, Inc., Company
                           Guarantee, Series B, 8.00%, 2/15/2008                  2,544,375
   1,000,000               Constellation Brands, Inc., Sr. Sub. Note,
                           8.125%, 1/15/2012                                      1,102,500
   3,525,000               Cott Beverages, Inc., Company Guarantee,
                           8.00%, 12/15/2011                                      3,868,687
   5,375,000               Del Monte Corp., Company Guarantee, Series B,
                           9.25%, 5/15/2011                                       5,939,375
   1,950,000               Del Monte Corp., Sr. Sub. Note, 8.625%,
                           12/15/2012                                             2,179,125
   1,650,000               Dole Food, Inc., Company Guarantee, 7.25%,
                           6/15/2010                                              1,711,875
   4,200,000               Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009            4,599,000
   675,000                 Dole Food, Inc., Sr. Note, 8.875%, 3/15/2011           737,437
   2,550,000               Eagle Family Foods, Inc., Sr. Sub. Note,
                           8.75%, 1/15/2008                                       1,950,750
   2,875,000      1,2      Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014           3,205,625
   2,250,000               Michael Foods, Inc., Sr. Sub. Note, 8.00%,
                           11/15/2013                                             2,368,125
   2,150,000               National Beef Packaging Co. LLC, Sr. Note,
                           10.50%, 8/1/2011                                       2,214,500
   3,900,000      1,2      Pierre Foods, Inc., Sr. Sub. Note, 9.875%,
                           7/15/2012                                              4,036,500
   1,525,000               Pilgrim's Pride Corp., Sr. Note, 9.625%,
                           9/15/2011                                              1,715,625
   2,650,000               Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%,
                           11/15/2013                                             2,928,250
   2,700,000               Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%,
                           8/1/2011                                               2,922,750
   2,950,000               Smithfield Foods, Inc., Note, 7.75%, 5/15/2013         3,215,500
   3,400,000               Smithfield Foods, Inc., Sr. Note, Series B,
                           8.00%, 10/15/2009                                      3,765,500
   1,775,000               Smithfield Foods, Inc., Sr. Sub. Note,
                           7.625%, 2/15/2008                                      1,903,687
   1,700,000               Swift & Co., Sr. Note, 10.125%, 10/1/2009              1,874,250
   1,625,000               Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010           1,803,750
   4,400,000     1,2,4     UAP Holding Corp., Sr. Disc. Note, 0/10.75%,
                           7/15/2012                                              3,388,000
   950,000        1,2      United Agri Products, Inc., Sr. Note, 8.25%,
                           12/15/2011                                             1,030,750
                           Total                                                  68,908,136
                           Gaming--6.4%
   1,500,000               Boyd Gaming Corp., Sr. Sub. Note, 7.75%,
                           12/15/2012                                             1,616,250
   2,875,000               Boyd Gaming Corp., Sr. Sub. Note, 8.75%,
                           4/15/2012                                              3,220,000
   2,650,000               Harrah's Operations, Inc., Company Guarantee,
                           7.875%, 12/15/2005                                     2,805,687
   2,250,000               Isle of Capri Casinos, Inc., Company
                           Guarantee, 9.00%, 3/15/2012                            2,508,750
   1,550,000               Isle of Capri Casinos, Inc., Sr. Sub. Note,
                           Series WI, 7.00%, 3/1/2014                             1,565,500
   1,500,000               MGM Grand, Inc., Sr. Note, 5.875%, 2/27/2014           1,451,250
   2,000,000               MGM Grand, Inc., Sr. Note, 6.00%, 10/1/2009            2,037,500
   5,100,000               MGM Grand, Inc., Sr. Note, 8.50%, 9/15/2010            5,820,375
   1,850,000               MGM Grand, Inc., Sr. Sub. Note, 8.375%,
                           2/1/2011                                               2,051,187
   3,525,000               MGM Grand, Inc., Sr. Sub. Note, 9.75%,
                           6/1/2007                                               3,934,781
   3,375,000               MTR Gaming Group, Inc., Company Guarantee,
                           Series B, 9.75%, 4/1/2010                              3,695,625
   2,125,000               Majestic Star Casino LLC, Company Guarantee,
                           9.50%, 10/15/2010                                      2,178,125
   975,000                 Mandalay Resort Group, Sr. Note, 9.50%,
                           8/1/2008                                               1,126,125
   6,100,000               Mandalay Resort Group, Sr. Sub. Note, 10.25%,
                           8/1/2007                                               6,954,000
   2,300,000               Mohegan Tribal Gaming Authority, Sr. Sub.
                           Note, 6.375%, 7/15/2009                                2,397,750
   1,525,000               Mohegan Tribal Gaming Authority, Sr. Sub.
                           Note, 8.00%, 4/1/2012                                  1,692,750
   4,225,000               Park Place Entertainment Corp., Sr. Sub.
                           Note, 7.875%, 3/15/2010                                4,795,375
   5,425,000               Park Place Entertainment Corp., Sr. Sub.
                           Note, 8.125%, 5/15/2011                                6,293,000
   2,000,000               Penn National Gaming, Inc., Company
                           Guarantee, 11.125%, 3/1/2008                           2,170,000
   1,775,000               Penn National Gaming, Inc., Company
                           Guarantee, 8.875%, 3/15/2010                           1,954,719
   600,000                 Station Casinos, Inc., Sr. Note, 6.00%,
                           4/1/2012                                               618,000
   2,525,000               Station Casinos, Inc., Sr. Sub. Note, 6.50%,
                           2/1/2014                                               2,581,812
   3,700,000               Sun International Hotels Ltd., Sr. Sub. Note,
                           8.875%, 8/15/2011                                      4,074,625
   3,475,000               Venetian Casino/LV Sands, Company Guarantee,
                           11.00%, 6/15/2010                                      4,039,688
   1,657,000               Wynn Las Vegas LLC, Second Mortgage Notes,
                           12.00%, 11/1/2010                                      2,079,535
                           Total                                                  73,662,409
                           Healthcare--4.5%
   4,450,000               AmeriPath, Inc., Company Guarantee, 10.50%,
                           4/1/2013                                               4,561,250
   3,100,000               Ardent Health Services, Sr. Sub. Note,
                           10.00%, 8/15/2013                                      3,146,500
   850,000        1,2      Concentra Operating Corp., Sr. Sub. Note,
                           9.125%, 6/1/2012                                       935,000
   2,500,000               Concentra Operating Corp., Sr. Sub. Note,
                           9.50%, 8/15/2010                                       2,775,000
   1,600,000      1,2      Fisher Scientific International, Inc., Sr.
                           Sub. Note, 6.75%, 8/15/2014                            1,688,000
   3,750,000               Fisher Scientific International, Inc., Sr.
                           Sub. Note, 8.00%, 9/1/2013                             4,218,750
   6,800,000               HCA - The Healthcare Corp., Note, 8.75%,
                           9/1/2010                                               7,980,269
   4,850,000               HCA - The Healthcare Corp., Sr. Note, 7.875%,
                           2/1/2011                                               5,491,863
   2,500,000               HCA Inc., Sr. Note, 6.75%, 7/15/2013                   2,662,170
   1,850,000               Hanger Orthopedic Group, Inc., Company
                           Guarantee, 10.375%, 2/15/2009                          1,711,250
   2,241,172               Magellan Health Services, Inc., Sr. Note,
                           Series A, 9.375%, 11/15/2008                           2,437,274
   1,849,000               Manor Care, Inc., Sr. Note, 8.00%, 3/1/2008            2,084,322
   3,275,000      1,2      Medical Device Manufacturing, Inc., Sr. Sub.
                           Note, 10.00%, 7/15/2012                                3,487,875
   2,125,000               Sybron Dental Specialties, Inc., Company
                           Guarantee, 8.125%, 6/15/2012                           2,310,938
   2,100,000      1,2      Tenet Healthcare Corp., Note, 9.875%, 7/1/2014         2,205,000
   1,025,000      1,2      VWR International, Inc., Sr. Sub. Note,
                           8.00%, 4/15/2014                                       1,089,063
   2,825,000      1,2      Vanguard Health Holdings II, Sr. Sub. Note,
                           9.00%, 10/1/2014                                       2,846,188
                           Total                                                  51,630,712
                           Industrial - Other--4.8%
   2,250,000               Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012           2,306,250
   4,200,000      1,2      Amsted Industries, Inc., Sr. Note, 10.25%,
                           10/15/2011                                             4,641,000
   3,675,000               Brand Services, Inc., Company Guarantee,
                           12.00%, 10/15/2012                                     4,189,500
   1,775,000      1,2      Coleman Cable, Inc., Sr. Note, 9.875%,
                           10/1/2012                                              1,812,719
   6,150,000               Eagle Picher Industries, Inc., Sr. Note,
                           9.75%, 9/1/2013                                        6,303,750
   1,600,000               Foamex LP, Company Guarantee, 10.75%, 4/1/2009         1,512,000
   1,525,000               Foamex LP, Sr. Sub. Note, 9.875%, 6/15/2007            1,151,375
   3,275,000               Interline Brands, Inc., Sr. Sub. Note,
                           11.50%, 5/15/2011                                      3,651,625
   2,475,000      1,2      Mueller Group, Inc., Sr. Sub. Note, 10.00%,
                           5/1/2012                                               2,685,375
   2,703,900      1,2      Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013         2,798,536
   3,545,000      1,2      Neenah Corp., Sr. Secd. Note, 11.00%,
                           9/30/2010                                              3,890,637
   4,200,000               Norcross Safety Products, Sr. Sub. Note,
                           Series B, 9.875%, 8/15/2011                            4,578,000
   3,525,000               Rexnord Corp., Company Guarantee, 10.125%,
                           12/15/2012                                             4,000,875
   3,550,000               Sensus Metering Systems, Inc., Sr. Sub. Note,
                           8.625%, 12/15/2013                                     3,638,750
   3,525,000      1,2      Superior Essex Communications LLC, Sr. Note,
                           9.00%, 4/15/2012                                       3,542,625
   1,950,000               Thermadyne Holdings Corp., Sr. Secd. Note,
                           9.25%, 2/1/2014                                        1,906,125
   1,350,000      1,2      Valmont Industries, Inc., Sr. Sub. Note,
                           6.875%, 5/1/2014                                       1,397,250
   1,350,000               WESCO Distribution, Inc., Company Guarantee,
                           9.125%, 6/1/2008                                       1,398,938
   725,000                 WESCO Distribution, Inc., Sr. Sub. Note,
                           9.125%, 6/1/2008                                       751,281
                           Total                                                  56,156,611
                           Lodging--2.3%
   2,325,000               Courtyard by Marriott II LP, Sr. Note,
                           10.75%, 2/1/2008                                       2,348,250
   1,093,000               HMH Properties, Inc., Sr. Note, Series B,
                           7.875%, 8/1/2008                                       1,129,889
   2,700,000               Hilton Hotels Corp., Note, 7.625%, 5/15/2008           3,037,500
   3,200,000               Hilton Hotels Corp., Sr. Note, 8.25%,
                           2/15/2011                                              3,796,000
   3,100,000               Host Marriott LP, Unsecd. Note, 7.125%,
                           11/1/2013                                              3,270,500
   1,300,000               ITT Corp., Unsecd. Note, 6.75%, 11/15/2005.            1,352,000
   2,575,000               Lodgenet Entertainment, Sr. Sub. Note, 9.50%,
                           6/15/2013                                              2,819,625
   1,925,000               Royal Caribbean Cruises Ltd., Sr. Note,
                           8.00%, 5/15/2010                                       2,177,656
   2,700,000               Starwood Hotels & Resorts Worldwide, Inc.,
                           Company Guarantee, 7.875%, 5/1/2012                    3,067,875
   2,975,000               Starwood Hotels & Resorts Worldwide, Inc.,
                           Note, 7.375%, 5/1/2007                                 3,220,437
                           Total                                                  26,219,732
                           Media - Cable--2.8%
   4,150,000               CSC Holdings, Inc., Sr. Deb., 8.125%,
                           8/15/2009                                              4,430,125
   1,775,000      1,2      CSC Holdings, Inc., Sr. Note, 6.75%, 4/15/2012         1,788,312
   2,910,000               CSC Holdings, Inc., Sr. Note, 7.875%,
                           12/15/2007                                             3,102,787
   3,550,000      1,2      Cablevision Systems Corp., Sr. Note, 8.00%,
                           4/15/2012                                              3,727,500
   9,000,000       4       Charter Communications Holdings Capital
                           Corp., Sr. Disc. Note, 0/12.125%, 1/15/2012            5,085,000
   5,900,000               Charter Communications Holdings II, Sr. Note,
                           10.25%, 9/15/2010                                      6,054,875
   6,475,000      1,2      Kabel Deutschland GMBH, Sr. Note, 10.625%,
                           7/1/2014                                               7,090,125
   1,400,000               Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note,
                           11.00%, 12/1/2015                                      1,575,000
                           Total                                                  32,853,724
                           Media - Non-Cable--9.9%
   4,150,000               Advanstar Communications, Company Guarantee,
                           Series B, 12.00%, 2/15/2011                            4,461,250
   1,700,000               Advanstar Communications, Sr. Secd. Note,
                           10.75%, 8/15/2010                                      1,891,250
   2,100,000       4       Advanstar, Inc., Company Guarantee, Series B,
                           0/15.00%, 10/15/2011                                   1,795,500
   2,200,000               Affinity Group, Inc., Sr. Sub. Note, 9.00%,
                           2/15/2012                                              2,365,000
   2,700,000               American Media Operations, Inc., Company
                           Guarantee, Series B, 10.25%, 5/1/2009                  2,855,250
   1,850,000               American Media Operations, Inc., Sr. Sub.
                           Note, 8.875%, 1/15/2011                                1,928,625
   3,175,000               Block Communications, Inc., Company
                           Guarantee, 9.25%, 4/15/2009                            3,373,437
   1,275,000      1,2      Cadmus Communications Corp., Sr. Sub. Note,
                           8.375%, 6/15/2014                                      1,380,187
   4,675,000               DIRECTV Holdings LLC, Sr. Note, 8.375%,
                           3/15/2013                                              5,341,187
   4,371,000               Dex Media East LLC, Company Guarantee,
                           12.125%, 11/15/2012                                    5,463,750
   6,739,000               Dex Media West LLC, Sr. Sub. Note, Series B,
                           9.875%, 8/15/2013                                      7,952,020
   4,125,000       4       Dex Media, Inc., Discount Bond, 0/9.00%,
                           11/15/2013                                             3,042,187
   3,800,000               Echostar DBS Corp., Sr. Note, 10.375%,
                           10/1/2007                                              4,006,644
   1,000,000               Echostar DBS Corp., Sr. Note, 5.75%, 10/1/2008         1,010,000
   6,100,000      1,2      Echostar DBS Corp., Sr. Note, 6.625%,
                           10/1/2014                                              6,092,375
   1,025,000      1,2      Fisher Communications, Inc., Sr. Note,
                           8.625%, 9/15/2014                                      1,071,125
   2,150,000       4       Houghton Mifflin Co., Sr. Disc. Note,
                           0/11.50%, 10/15/2013                                   1,311,500
   2,350,000               Lamar Media Corp., Sr. Sub. Note, 7.25%,
                           1/1/2013                                               2,538,000
   2,275,000               Liberty Group Ltd., Sr. Sub. Note, 9.375%,
                           2/1/2008                                               2,303,437
   2,750,000       4       NBC Acqusition Corp., Sr. Disc. Note,
                           0/11.00%, 3/15/2013                                    1,883,750
   2,050,000               Nebraska Book Co., Inc., Sr. Sub. Note,
                           8.625%, 3/15/2012                                      2,050,000
   3,800,000      1,2      PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014             3,971,000
   6,200,000     1,2,4     PanAmSat Holding Corp., Sr. Disc. Note,
                           0/10.375%, 11/1/2014                                   3,650,250
   1,350,000               Primedia, Inc., Sr. Note, 8.875%, 5/15/2011            1,356,750
   2,300,000       4       Quebecor Media Inc., Sr. Disc. Note,
                           0/13.75%, 7/15/2011                                    2,231,000
   2,950,000               Quebecor Media Inc., Sr. Note, 11.125%,
                           7/15/2011                                              3,422,000
   3,600,000      1,2      R. H. Donnelly Finance Corp., Sr. Sub. Note,
                           10.875%, 12/15/2012                                    4,383,000
   3,450,000      1,2      Rainbow National Services LLC, Sr. Sub. Note,
                           10.375%, 9/1/2014                                      3,631,125
   1,100,000               Readers Digest Association, Inc., Sr. Note,
                           Series 144A, 6.50%, 3/1/2011                           1,138,500
   4,425,000               Sinclair Broadcast Group, Inc., Company
                           Guarantee, 8.75%, 12/15/2011                           4,823,250
   1,075,000               Sinclair Broadcast Group, Inc., Sr. Sub.
                           Note, 8.00%, 3/15/2012                                 1,120,687
   2,100,000               Sun Media Corp., Company Guarantee, 7.625%,
                           2/15/2013                                              2,257,500
   8,075,000               Vertis, Inc., Sr. Note, Series B, 10.875%,
                           6/15/2009                                              8,721,000
   675,000                 Vertis, Inc., Sr. Secd. 2nd Priority Note,
                           9.75%, 4/1/2009                                        729,000
   2,685,597       4       XM Satellite Radio, Inc., Sec. Fac. Bond,
                           0/14.00%, 12/31/2009                                   2,672,169
   1,802,000               XM Satellite Radio, Inc., Sr. Secd. Note,
                           12.00%, 6/15/2010                                      2,117,350
   2,681,000       4       Yell Finance BV, Sr. Disc. Note, 0/13.50%,
                           8/1/2011                                               2,640,785
   1,365,000               Yell Finance BV, Sr. Note, 10.75%, 8/1/2011            1,590,225
   413,537                 Ziff Davis Media, Inc., Company Guarantee,
                           Series  , 12.00%, 8/12/2009                            403,199
                           Total                                                  114,975,264
                           Metals & Mining--1.5%
   2,400,000               California Steel Industries, Inc., Sr. Note,
                           6.125%, 3/15/2014                                      2,352,000
   975,000                 Commonwealth Aluminum Corp., Sr. Sub. Note,
                           10.75%, 10/1/2006                                      982,312
   3,425,000               Imco Recycling, Inc., Sr. Secd. Note,
                           10.375%, 10/15/2010                                    3,784,625
   2,050,000               Ispat Inland ULC, Sr. Secd. Note, 9.75%,
                           4/1/2014                                               2,270,375
   2,000,000       3       Republic Technologies International, Inc.,
                           Company Guarantee, 13.75%, 7/15/2009                   0
   2,675,000               Ryerson Tull, Inc., Sr. Note, 9.125%,
                           7/15/2006                                              2,835,500
   2,881,000               United States Steel Corp., Sr. Note, 9.75%,
                           5/15/2010                                              3,313,150
   2,275,000      1,2      Wise Metals Group LLC, Sr. Secd. Note,
                           10.25%, 5/15/2012                                      2,297,750
                           Total                                                  17,835,712
                           Packaging--3.2%
   3,775,000               Berry Plastics Corp., Company Guarantee,
                           10.75%, 7/15/2012                                      4,284,625
   3,250,000               Graham Packaging Co., Sr. Sub. Note, 8.75%,
                           1/15/2008                                              3,359,687
   2,225,000               Graham Packaging Co., Sub. Note, 5.485%,
                           1/15/2008                                              2,233,344
   1,575,000      1,2      Graham Packaging Co., Sub. Note, 8.50%,
                           10/15/2012                                             1,614,375
   2,400,000               Greif Brothers Corp., Sr. Sub. Note, 8.875%,
                           8/1/2012                                               2,688,000
   3,400,000               Huntsman Packaging Corp., Company Guarantee,
                           13.00%, 6/1/2010                                       2,941,000
   2,500,000               Owens-Brockway Glass Container, Inc., Company
                           Guarantee, 7.75%, 5/15/2011                            2,675,000
   1,800,000               Owens-Brockway Glass Container, Inc., Company
                           Guarantee, 8.25%, 5/15/2013                            1,926,000
   2,550,000               Owens-Illinois, Inc., Sr. Note, 7.15%,
                           5/15/2005                                              2,601,000
   1,600,000               Owens-Illinois, Inc., Sr. Note, 7.35%,
                           5/15/2008                                              1,658,000
   5,250,000               Owens-Illinois, Inc., Sr. Note, 8.10%,
                           5/15/2007                                              5,538,750
   650,000                 Pliant Corp., Sr. Secd. Note, 11.125%,
                           9/1/2009                                               679,250
   1,550,000               Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010          1,340,750
   487,059       1,2,3     Russell Stanley Holdings, Inc., Sr. Sub.
                           Note, 9.00%, 11/30/2008                                0
   3,550,000               Tekni-Plex, Inc., Company Guarantee, Series
                           B, 12.75%, 6/15/2010                                   2,982,000
                           Total                                                  36,521,781
                           Paper--3.7%
   350,000                 Boise Cascade Corp., Sr. Note, 6.50%,
                           11/1/2010                                              392,000
   725,000                 Boise Cascade Corp., Sr. Note, 7.00%,
                           11/1/2013                                              846,437
   4,725,000               Georgia-Pacific Corp., Note, 7.50%, 5/15/2006          5,020,312
   6,150,000               Georgia-Pacific Corp., Sr. Note, 8.125%,
                           5/15/2011                                              7,134,000
   5,600,000               Georgia-Pacific Corp., Sr. Note, 9.375%,
                           2/1/2013                                               6,622,000
   2,900,000               Graphic Packaging International Corp., Sr.
                           Sub. Note, 9.50%, 8/15/2013                            3,327,750
   3,000,000               Jefferson Smurfit Corp., Company Guarantee,
                           8.25%, 10/1/2012                                       3,322,500
   3,550,000               MDP Acquisitions PLC, 9.625%, 10/1/2012                4,029,250
   3,303,141               MDP Acquisitions PLC, Sub. Note, 15.50%,
                           10/1/2013                                              3,848,159
   1,550,000               Riverside Forest Products Ltd., Sr. Note,
                           7.875%, 3/1/2014                                       1,650,750
   3,675,000               Stone Container Corp., Sr. Note, 9.75%,
                           2/1/2011                                               4,088,437
   2,625,000               Tembec Industries, Inc., 8.50%, 2/1/2011               2,756,250
                           Total                                                  43,037,845
                           Restaurants--0.4%
   825,000                 Buffets, Inc., Sr. Sub. Note, 11.25%,
                           7/15/2010                                              878,625
   3,275,000               Carrols Corp., Company Guarantee, 9.50%,
                           12/1/2008                                              3,373,250
   766,000                 Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011         833,025
                           Total                                                  5,084,900
                           Retailers--3.9%
   425,000                 Community Distributors, Inc., Sr. Note,
                           10.25%, 10/15/2004                                     394,187
   3,350,000               Couche-Tard Financing Corp., Sr. Sub. Note,
                           7.50%, 12/15/2013                                      3,584,500
   2,475,000               FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014             2,481,187
   1,725,000      1,2      Finlay Fine Jewelry Corp., Sr. Note, 8.375%,
                           6/1/2012                                               1,863,000
   1,100,000               General Nutrition Center, Sr. Sub. Note,
                           8.50%, 12/1/2010                                       1,130,250
   2,150,000               Hines Nurseries, Inc., Company Guarantee,
                           10.25%, 10/1/2011                                      2,289,750
   5,125,000      1,2      Jean Coutu Group (PLC), Inc., Sr. Sub. Note,
                           8.50%, 8/1/2014                                        5,112,187
   2,825,000      1,2      Lazy Days' R.V. Center, Inc., Sr. Note,
                           11.75%, 5/15/2012                                      2,980,375
   2,225,000               Michaels Stores, Inc., Sr. Note, 9.25%,
                           7/1/2009                                               2,425,250
   4,175,000               PCA International, Inc., Sr. Note, 11.875%,
                           8/1/2009                                               4,488,125
   1,800,000               Penney (J.C.) Co., Inc., Note, 7.60%, 4/1/2007         1,973,250
   6,176,000               Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012         7,534,720
   1,375,000               Rite Aid Corp., Sr. Deb., 6.875%, 8/15/2013            1,210,000
   2,150,000               Rite Aid Corp., Sr. Secd. Note, 8.125%,
                           5/1/2010                                               2,268,250
   2,550,000               Rite Aid Corp., Sr. Secd. Note, 9.50%,
                           2/15/2011                                              2,817,750
   2,600,000               United Auto Group, Inc., Company Guarantee,
                           9.625%, 3/15/2012                                      2,879,500
                           Total                                                  45,432,281
                           Services--1.1%
   1,007,000               CB Richard Ellis Services, Sr. Note, 9.75%,
                           5/15/2010                                              1,145,462
   3,450,000      1,2      Global Cash Access LLC, Sr. Sub. Note, 8.75%,
                           3/15/2012                                              3,674,250
   1,025,000     1,2,4     Language Line, Inc., Sr. Disc. Note,
                           0/14.125%, 6/15/2013                                   553,500
   1,025,000      1,2      Language Line, Inc., Sr. Sub. Note, 11.125%,
                           6/15/2012                                              1,055,750
   2,750,000               SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006           2,763,750
   3,050,000               The Brickman Group Ltd., Sr. Sub. Note,
                           Series B, 11.75%, 12/15/2009                           3,538,000
                           Total                                                  12,730,712
                           Technology--3.5%
   1,560,000               AMI Semiconductor, Inc., Sr. Sub. Note,
                           10.75%, 2/1/2013                                       1,825,200
   3,475,000               Activant Solutions, Inc., Sr. Note, 10.50%,
                           6/15/2011                                              3,596,625
   2,200,000               Da-Lite Screen Co., Inc., Sr. Note, 9.50%,
                           5/15/2011                                              2,332,000
   2,100,000               Danka Business Systems PLC, Sr. Note, 11.00%,
                           6/15/2010                                              2,215,500
   2,475,000      1,2      Freescale Semiconductor, Inc., Sr. Note,
                           7.125%, 7/15/2014                                      2,586,375
   3,875,000               Ingram Micro, Inc., Sr. Sub. Note, 9.875%,
                           8/15/2008                                              4,257,656
   2,800,000               Seagate Technology HDD Holdings, Sr. Note,
                           8.00%, 5/15/2009                                       2,996,000
   2,075,000               Telex Communications, Inc., Sr. Secd. Note,
                           11.50%, 10/15/2008                                     2,251,375
   5,300,000      1,2      UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012             5,803,500
   1,175,000               Unisys Corp., Sr. Note, 6.875%, 3/15/2010              1,230,813
   4,050,000               Xerox Corp., Sr. Note, 7.625%, 6/15/2013               4,394,250
   6,200,000               Xerox Corp., Sr. Note, 9.75%, 1/15/2009                7,254,000
                           Total                                                  40,743,294
                           Textile--0.9%
   2,650,000               GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007            2,577,125
   1,550,000               Phillips Van Heusen Corp., Sr. Note, 8.125%,
                           5/1/2013                                               1,666,250
   3,400,000               Warnaco Group, Inc., Sr. Note, 8.875%,
                           6/15/2013                                              3,799,500
   2,145,000               William Carter Co., Sr. Sub. Note, Series B,
                           10.875%, 8/15/2011                                     2,418,487
                           Total                                                  10,461,362
                           Tobacco--0.6%
   3,225,000      1,2      Commonwealth Brands, Inc., Sr. Sub. Secd.
                           Note, 10.625%, 9/1/2008                                3,370,125
   1,800,000               Dimon, Inc., Sr. Note, 7.75%, 6/1/2013                 1,764,000
   1,075,000               Dimon, Inc., Sr. Note, Series B, 9.625%,
                           10/15/2011                                             1,139,500
   1,100,000      1,2      Standard Commercial Corp., Sr. Note, 8.00%,
                           4/15/2012                                              1,133,000
                           Total                                                  7,406,625
                           Transportation--0.9%
   2,300,000               Allied Holdings, Inc., Sr. Note, 8.625%,
                           10/1/2007                                              1,805,500
   1,025,000       3       AmeriTruck Distribution Corp., Sr. Sub. Note,
                           12.25%, 11/15/2005                                     0
   2,175,000               Petro Stopping Centers, Sr. Secd. Note,
                           9.00%, 2/15/2012                                       2,316,375
   600,000                 Stena AB, Sr. Note, 7.50%, 11/1/2013                   603,750
   4,650,000               Stena AB, Sr. Note, 9.625%, 12/1/2012                  5,213,812
   1,050,000       3       The Holt Group, Inc., Company Guarantee,
                           9.75%, 1/15/2006                                       0
                           Total                                                  9,939,437
                           Utility - Electric--3.5%
   3,850,000               CMS Energy Corp., Sr. Note, 8.50%, 4/15/2011           4,215,750
   4,097,531               Caithness Coso Funding Corp., Sr. Secd. Note,
                           Series B, 9.05%, 12/15/2009                            4,527,771
   2,250,000               Calpine Canada Energy Finance Corp., Company
                           Guarantee, 8.50%, 5/1/2008                             1,563,750
   3,900,000               Calpine Corp., Note, 8.50%, 2/15/2011                  2,515,500
   5,025,000               Illinois Power Co., 1st Mtg. Bond, 11.50%,
                           12/15/2010                                             5,979,750
   2,900,000      1,2      NRG Energy, Inc., Sr. Secd. Note, 8.00%,
                           12/15/2013                                             3,121,125
   350,000        1,2      Nevada Power Co., 6.50%, 4/15/2012                     363,125
   5,350,000               Nevada Power Co., Second Mortgage Notes,
                           9.00%, 8/15/2013                                       6,179,250
   4,225,000               PSEG Energy Holdings, Sr. Note, 10.00%,
                           10/1/2009                                              5,017,187
   2,700,000               PSEG Energy Holdings, Sr. Note, 8.625%,
                           2/15/2008                                              2,990,250
   1,850,000               Reliant Resources, Inc., Sr. Secd. Note,
                           9.25%, 7/15/2010                                       1,995,687
   2,175,000               Reliant Resources, Inc., Sr. Secd. Note,
                           9.50%, 7/15/2013                                       2,373,469
                           Total                                                  40,842,614
                           Utility - Natural Gas--3.9%
   750,000                 ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010          847,500
   800,000                 El Paso Corp., 6.75%, 5/15/2009                        800,000
   4,725,000               El Paso Corp., Note, 6.95%, 12/15/2007                 4,772,250
   8,150,000               El Paso Corp., Sr. Note, 7.80%, 8/1/2031               7,192,375
   5,125,000               El Paso Corp., Sr. Note, 8.05%, 10/15/2030             4,599,687
   4,250,000               El Paso Production Holding Co., Company
                           Guarantee, 7.75%, 6/1/2013                             4,281,875
   2,000,000               Ferrellgas Escrow LLC, Sr. Note, 6.75%,
                           5/1/2014                                               2,050,000
   2,250,000      1,2      Pacific Energy Partners LP, Sr. Note, 7.125%,
                           6/15/2014                                              2,446,875
   1,750,000               Semco Energy, Inc., Sr. Note, 7.125%,
                           5/15/2008                                              1,855,000
   2,225,000               Tennessee Gas Pipeline, Bond, 8.375%,
                           6/15/2032                                              2,391,875
   1,100,000               Tennessee Gas Pipeline, Sr. Deb., 7.50%,
                           4/1/2017                                               1,146,750
   275,000                 Transcontinental Gas Pipe Corp., Note, 7.00%,
                           8/15/2011                                              304,563
   2,700,000               Transcontinental Gas Pipe Corp., Sr. Note,
                           8.875%, 7/15/2012                                      3,297,375
   4,775,000               Williams Cos., Inc., Note, 7.625%, 7/15/2019           5,252,500
   3,425,000               Williams Cos., Inc., Note, 7.875%, 9/1/2021            3,818,875
                           Total                                                  45,057,500
                           Wireless Communications--2.3%
   2,925,000               American Cellular Corp., Sr. Note, Series B,
                           10.00%, 8/1/2011                                       2,383,875
   550,000        1,2      Inmarsat Finance PLC, Sr. Note, 7.625%,
                           6/30/2012                                              548,625
   7,675,000               NEXTEL Communications, Inc., Sr. Note,
                           7.375%, 8/1/2015                                       8,289,000
   5,225,000               NEXTEL Communications, Inc., Sr. Note,
                           9.375%, 11/15/2009                                     5,558,094
   2,000,000               Nextel Partners, Inc., Sr. Note, 12.50%,
                           11/15/2009                                             2,320,000
   1,200,000               Nextel Partners, Inc., Sr. Note, 8.125%,
                           7/1/2011                                               1,278,000
   3,200,000               Rogers Wireless, Inc., 6.375%, 3/1/2014                2,960,000
   2,725,000               US Unwired, Inc., Sr. Secd. Note, 10.00%,
                           6/15/2012                                              2,840,813
                           Total                                                  26,178,407
                           Wireline Communications--4.3%
   8,075,000               AT&T Corp., Sr. Note, 8.75%, 11/15/2031                8,842,125
   3,250,000               Alaska Communications Systems Holdings, Inc.,
                           Sr. Note, 9.875%, 8/15/2011                            3,152,500
   3,750,000               Cincinnati Bell, Inc., Company Guarantee,
                           7.25%, 7/15/2013                                       3,628,125
   2,875,000               Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%,
                           1/15/2014                                              2,637,813
   2,200,000               Eircom Funding, Sr. Sub. Note, 8.25%,
                           8/15/2013                                              2,420,000
   2,725,000               Primus Telecommunications Holding, Inc., Sr.
                           Note, 8.00%, 1/15/2014                                 2,030,125
   1,550,000               Qwest Capital Funding, Company Guarantee,
                           7.25%, 2/15/2011                                       1,391,125
   1,000,000               Qwest Corp., Note, 6.125%, 11/15/2005                  1,026,250
   11,275,000     1,2      Qwest Corp., Note, 9.125%, 3/15/2012                   12,458,875
   10,575,000     1,2      Qwest Services Corp., Sr. Sub. Note, 14.00%,
                           12/15/2010                                             12,399,187
                           Total                                                  49,986,125
                           Total Corporate Bonds (identified cost
                           $1,063,280,779)                                        1,123,807,450
                           Common Stocks & warrants3--0.3%
                           Chemicals--0.0%
   703                     General Chemical Industrial Products, Inc.             130,919
   302                     General Chemical Industrial Products, Inc.,
                           Warrants                                               0
   407                     General Chemical Industrial Products, Inc.,
                           Warrants                                               0
                           Total                                                  130,919
                           Consumer Products--0.0%
   1,003           1       Sleepmaster LLC                                        283,398
                           Diversified Manufacturing--0.1%
   31,284                  Simonds Industries, Inc.                               593,768
                           Industrial - Other--0.1%
   458,151        1,2      ACP Holdings Corp., Warrants                           675,773
                           Media - Cable--0.1%
   11,970                  NTL, Inc.                                              742,978
                           Media - Non-Cable--0.0%
   1,000                   Advanstar, Inc., Warrants                              20
   1,800                   XM Satellite Radio, Inc., Warrants                     116,100
   19,800                  Ziff Davis Media, Inc., Warrants                       9,900
                           Total                                                  126,020
                           Metals & Mining--0.0%
   2,000                   Republic Technologies International, Inc.,
                           Warrants                                               20
   57,533                  Royal Oak Mines, Inc.                                  805
                           Total                                                  825
                           Other--0.0%
   170             1       CVC Claims Litigation LLC                              0
                           Packaging--0.0%
   1,000                   Pliant Corp., Warrants                                 10
   57,000         1,3      Russell Stanley Holdings, Inc.                         0
                           Total                                                  10
                           Paper--0.0%
   1,600          1,2      MDP Acquisitions PLC, Warrants                         66,400
                           Wireline Communications--0.0%
   68,141                  McLeodUSA, Inc., Warrants                              7,495
   17,646                  Viatel Holding (Bermuda) Ltd.                          10,588
                           Total                                                  18,083
                           Total Common Stocks & warrants (identified
                           cost $11,922,937)                                      2,638,174
                           Preferred Stocks--0.6%
                           Media - Non-Cable--0.3%
   39,650                  Primedia, Inc., Exchangeable Pfd. Stock,
                           Series G, $8.62, Annual Dividend                       3,310,775
   4,225                   Primedia, Inc., Pfd., $9.20, Annual Dividend           367,575
   108                     Ziff Davis Media, Inc., PIK Pfd., Series E-1           56,430
                           Total                                                  3,734,780
                           Retailers--0.3%
   3,125          1,2      General Nutrition Centers Holding Co.,
                           Exchangeable Pfd. Stock, Series A                      3,320,312
                           Wireline Communications--0.0%
   30,751                  McLeodUSA, Inc., Conv. Pfd., Series A                  76,877
                           Total Preferred Stocks (identified cost
                           $14,216,760)                                           7,131,969
                           Repurchase Agreement--2.1%
$  24,654,000              Interest in $1,800,000,000 joint repurchase
                           agreement with Wachovia Securities, Inc.,
                           1.910%, dated 9/30/2004, to be repurchased at
                           $24,655,308 on 10/1/2004, collateralized by
                           U.S. Government Agency Obligations with
                           various maturities to 3/1/2034, collateral
                           market value $1,836,004,918 (at amortized
                           cost)                                                  24,654,000
                           Total Investments---99.9%
                           (identified cost $1,114,074,476)5                      1,158,231,593
                           other assets and liabilities---net---0.1%              1,109,329
                           Total net assets---100%                          $     1,159,340,922


1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be
       sold to qualified institutional investors.   At September 30, 2004,
       these securities amounted to $231,870,502 which represents 20.0% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Board of Trustees, for each security held at September 30, 2004 is as follows:

       Security                         Acquisition Date(s)    Acquisition
       Cost

       CVC Claims Litigation LLC        3/26/1997-5/20/1998    $1,676,091
       Russell Stanley Holdings, Inc    11/15/2001-8/15/2004   $2,935,635
       Sleepmaster LLC                  05/12/99-12/13/99      $926,114


2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Trustees. At September 30, 2004, these securities amounted to $231,587,094 which represents 20.0% of total net assets.
3      Non-income producing security.
4      Denotes a Zero Coupon bond with effective rate at time of purchase.
5 The cost of investments for federal tax purposes amounts to $1,114,672,036. The net unrealized appreciation of investments for federal tax purposes was $43,559,557. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $427,563,561 and net unrealized depreciation from investments for those securities having an excess of cost over value of $$384,004,004.



Note: The categories of investments are shown as a percentage of total net assets at September 30, 2004.

The following acronyms are used throughout this portfolio:

PIK         --Payment in Kind















Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Core Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        November 24, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ John B. Fisher, Principal Executive Officer
Date        November 24, 2004


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        November 24, 2004